Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026
C000016782
Average Annual Return [Line Items]
Average Annual Return, Percent	3.35%	2.21%	6.60%
C000016785
Average Annual Return [Line Items]
Average Annual Return, Percent	7.81%	2.66%	6.43%
C000016787
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Without Sales Load [Member] | C000016782
Average Annual Return [Line Items]
Average Annual Return, Percent	9.65%	3.43%	7.23%
Without Sales Load [Member] | C000016785
Average Annual Return [Line Items]
Average Annual Return, Percent	8.81%	2.66%	6.43%
Without Sales Load [Member] | C000016786
Average Annual Return [Line Items]
Average Annual Return, Percent	9.94%	3.71%	7.52%
Without Sales Load [Member] | C000016787
Average Annual Return [Line Items]
Average Annual Return, Percent	9.97%	3.73%	7.53%
DWS Index: S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.78%	14.15%	15.65%
DWS Index: S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.78%	14.15%	15.65%
DWS Index: S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.78%	14.15%	15.65%
DWS Index: S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.78%	14.15%	15.65%
DWS Index: MSCI World Health Care Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.09%	4.41%	8.07%
DWS Index: MSCI World Health Care Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.09%	4.41%	8.07%
DWS Index: MSCI World Health Care Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.09%	4.41%	8.07%
DWS Index: MSCI World Health Care Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.09%	4.41%	8.07%